ERShares Entrepreneurs ETF
Schedule of Investments
September 30, 2021 - (Unaudited)
Common Stocks — 91.99% Shares Fair Value
Communications — 17.10%
Alphabet, Inc., Class A
(a)
1,351 $ 3,611,925
Facebook, Inc., Class A
(a)
10,330 3,505,898
Fiverr International Ltd.
(a)
7,917 1,446,278
Netflix, Inc.
(a)
3,728 2,275,348
Roku, Inc.
(a)
9,727 3,047,955
Sea Ltd. - ADR
(a)
3,787 1,207,031
Shopify, Inc., Class A
(a)
1,461 1,980,795
Shutterstock , Inc. 11,898 1,348,281
Snap, Inc., Class A
(a)
9,685 715,431
Spotify Technology SA
(a)
3,961 892,572
Trade Desk, Inc. (The), Class A
(a)
10,666 749,820
Zillow Group, Inc., Class A
(a)
19,812 1,754,947
22,536,281
Consumer Discretionary — 10.25%
Copart , Inc.
(a)
13,920 1,930,982
DraftKings , Inc., Class A
(a)
22,398 1,078,688
Etsy, Inc.
(a)
14,471 3,009,389
MercadoLibre , Inc.
(a)
2,084 3,499,870
Tesla, Inc.
(a)
1,606 1,245,421
Wayfair, Inc., Class A
(a)
10,739 2,743,922
13,508,272
Financials — 1.22%
First Republic Bank 8,372 1,614,791
Health Care — 14.90%
10X Genomics, Inc., Class A
(a)
14,201 2,067,382
CRISPR Therapeutics AG
(a)
10,969 1,227,760
Exact Sciences Corp.
(a)
8,692 829,651
Invitae Corp.
(a)
22,747 646,697
Masimo Corp.
(a)
11,712 3,170,556
Regeneron Pharmaceuticals, Inc.
(a)
8,014 4,849,913
ResMed , Inc. 17,540 4,622,666
Teladoc Health, Inc.
(a)
14,592 1,850,412
Twist Bioscience Corp.
(a)
3,565 381,348
19,646,385
Industrials — 3.58%
Cintas Corp. 12,395 4,718,281
Materials — 3.43%
Steel Dynamics, Inc. 77,327 4,522,083
Technology — 41.51%
Bill.com Holdings, Inc.
(a)
4,073 1,087,287
Cloudflare , Inc., Class A
(a)
28,762 3,240,039
Crowdstrike Holdings, Inc., Class A
(a)
10,277 2,525,881
Datadog , Inc.
(a)
19,613 2,772,298
EPAM Systems, Inc.
(a)
4,753 2,711,491
Fortinet, Inc.
(a)
13,589 3,968,532
NVIDIA Corp. 18,712 3,876,378

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Common Stocks — 91.99% - continued Shares Fair Value
Technology — 41.51% - continued
Okta , Inc.
(a)
11,739 $ 2,786,134
Oracle Corp. 63,616 5,542,862
Palantir Technologies, Inc., Class A
(a)
122,760 2,951,150
salesforce.com, Inc.
(a)
10,877 2,950,060
Square, Inc., Class A
(a)
19,020 4,561,757
Synopsys, Inc.
(a)
14,747 4,415,399
Twilio , Inc., Class A
(a)
9,218 2,941,003
Ubiquiti, Inc. 8,272 2,470,598
Veeva Systems, Inc., Class A
(a)
12,441 3,585,123
Zoom Video Communications, Inc., Class A
(a)
8,928 2,334,672
54,720,664
Total  Common Stocks
  (Cost $111,281,219) 121,266,757
Total Investments — 91.99%
    (Cost $111,281,219) 121,266,757
Other Assets in Excess of Liabilities  —  8.01% 10,562,545
Net Assets — 100.00% $ 131,829,302
(a) Non-income producing security.
ADR - American Depositary Receipt.

ERShares NextGen Entrepreneurs ETF
Schedule of Investments
September 30, 2021 - (Unaudited)
Common Stocks — 97.26% Shares Fair Value
Argentina — 1.62%
Consumer Discretionary — 1.62%
MercadoLibre , Inc.
(a)
391 $ 656,645
Total Argentina 656,645
Australia — 14.23%
Communications — 3.24%
carsales.com, Ltd. 23,187 416,196
SEEK Ltd. 40,830 897,576
1,313,772
Consumer Discretionary — 5.48%
Flight Centre Travel Group Ltd.
(a)
92,848 1,415,850
Harvey Norman Holdings, Ltd. 226,581 812,515
2,228,365
Financials — 2.40%
Afterpay , Ltd.
(a)
11,193 972,394
Technology — 3.11%
HUB24 Ltd. 15,064 310,184
WiseTech Global Ltd. 15,882 602,297
Zip Company Ltd.
(a)
70,950 349,931
1,262,412
Total Australia 5,776,943
Bermuda — 0.60%
Materials — 0.60%
Nine Dragons Paper Holdings Ltd. 200,000 244,126
Total Bermuda 244,126
Canada — 11.79%
Communications — 4.76%
Score Media and Gaming, Inc.
(a)
40,653 1,391,553
Shopify, Inc., Class A
(a)
400 542,312
1,933,865
Consumer Discretionary — 3.20%
Aritzia , Inc.
(a)
14,091 448,562
Gildan Activewear , Inc. 12,753 465,979
Spin Master Corp.
(a)
11,752 381,434
1,295,975
Financials — 1.16%
Onex Corporation 6,643 469,615
Real Estate — 1.69%
Tricon Residential, Inc. 51,484 686,941
Technology — 0.98%
Nuvei Corporation
(a)
3,455 395,800
Total Canada 4,782,196

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Cayman Islands — 2.68%
Consumer Discretionary — 2.68%
NagaCorp Ltd. 658,472 $ 561,780
Yadea Group Holdings Ltd. 321,707 525,468
1,087,248
Total Cayman Islands 1,087,248
China — 3.95%
Communications — 1.20%
Bilibili , Inc. - ADR
(a)
7,325 484,695
Consumer Discretionary — 1.18%
Bosideng International Holdings, Ltd. 673,118 476,084
Health Care — 0.74%
China Medical System Holdings, Ltd. 164,785 300,319
Technology — 0.83%
Kingdee International Software Group Co., Ltd. 101,354 337,474
Total China 1,598,572
Israel — 13.72%
Communications — 4.86%
Fiverr International Ltd.
(a)
5,423 990,674
Wix.com Ltd.
(a)
4,990 977,890
1,968,564
Health Care — 1.64%
Inmode Ltd.
(a)
4,184 667,139
Technology — 7.22%
Check Point Software Technologies Ltd.
(a)
15,000 1,695,600
Radware Ltd.
(a)
36,606 1,234,354
2,929,954
Total Israel 5,565,657
Japan — 8.21%
Industrials — 1.45%
S-Pool, Inc. 63,086 586,980
Technology — 5.72%
GMO Payment Gateway, Inc. 7,197 908,704
SHIFT, Inc.
(a)
6,645 1,413,898
2,322,602
Utilities — 1.04%
RENOVA, Inc.
(a)
10,279 421,699
Total Japan 3,331,281
Luxembourg — 1.78%
Communications — 1.78%
Spotify Technology SA
(a)
3,196 720,187
Total Luxembourg 720,187

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
Marshall Islands — 4.57%
Industrials — 4.57%
Star Bulk Carriers Corp. 77,170 $ 1,855,167
Total Marshall Islands 1,855,167
New Zealand — 1.63%
Technology — 1.63%
Xero Ltd.
(a)
6,720 659,424
Total New Zealand 659,424
Singapore — 1.30%
Communications — 0.98%
Sea Ltd. - ADR
(a)
1,252 399,050
Consumer Discretionary — 0.32%
Best World International, Ltd.
(b)
128,500 128,708
Total Singapore 527,758
Sweden — 14.26%
Communications — 1.57%
Embracer Group A.B.
(a)
66,326 635,552
Consumer Discretionary — 1.74%
Instalco A.B. 15,471 707,411
Financials — 1.11%
Nordnet A.B. publ , Class A 25,100 449,636
Health Care — 5.27%
Cellavision A.B. 10,644 475,400
CELLINK A.B.
(a)
13,424 794,706
Sectra A.B. 43,090 869,624
2,139,730
Industrials — 1.02%
HMS Networks A.B. 8,583 413,256
Real Estate — 1.19%
Samhallsbyggnadsbolaget i Norden A.B. 87,612 484,779
Technology — 2.36%
Sinch A.B.
(a)
49,470 959,322
Total Sweden 5,789,686
Switzerland — 2.69%
Health Care — 2.69%
CRISPR Therapeutics AG
(a)
9,753 1,091,653
Total Switzerland 1,091,653
United Kingdom — 7.45%
Communications — 3.62%
Frontier Developments plc
(a)
18,133 597,052
Future plc 7,827 387,711
S4 Capital PLC
(a)
42,573 483,521
1,468,284

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
United Kingdom7.45%(continued)
Consumer Discretionary — 2.56%
Frasers Group plc
(a)
113,522 $ 1,038,122
Technology — 1.27%
Computacenter plc 14,190 516,169
Total United Kingdom 3,022,575
United States — 6.78%
Energy — 4.27%
SolarEdge Technologies, Inc.
(a)
6,533 1,732,683
Real Estate — 2.51%
eXp World Holdings, Inc. 25,625 1,019,106
Total United States 2,751,789
Total  Common Stocks
  (Cost $34,008,634) 39,460,907
Total Investments — 97.26%
    (Cost $34,008,634) 39,460,907
Other Assets in Excess of Liabilities  —  2.74% 1,110,835
Net Assets — 100.00% $ 40,571,742
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of September 30, 2021 was $128,708, representing 0.32% of net assets.
ADR - American Depositary Receipt.